Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	$ 109,230	$ 107,699
Commitments	873,294	827,854
Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	668,408	637,571
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	7,698	8,241
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	72,340	50,852
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	793,256	768,761
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	649,178	618,402
Loans and other credit-related commitments | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment	649,526	618,788
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	18,882	18,783
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	89,758	88,240
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:	$ 590	$ 676